Debt - Summary of Issued Bond Outstanding (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 AUD ($)	Oct. 06, 2020	Aug. 31, 2020 USD ($)	Jul. 02, 2020	Dec. 31, 2019 USD ($)	Sep. 30, 2018	Aug. 31, 2018	Nov. 30, 2017	Apr. 30, 2017
Debt Instrument [Line Items]
Debt	$ 26,053							$ 24,854
Industrial Activities
Debt Instrument [Line Items]
Debt	8,288							6,558
Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	6,366
Hedging effects, bond premium/discount, and unamortized issuance costs	(44)
Financial Services
Debt Instrument [Line Items]
Debt	19,638							$ 20,748
Financial Services | Bonds
Debt Instrument [Line Items]
Debt	3,216
Hedging effects, bond premium/discount, and unamortized issuance costs	42
2.875% Notes Due September 2021 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 451	€ 367
Coupon rate	2.875%	2.875%	2.875%	2.875%
1.625% Notes Due March 2022 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 92	€ 75
Coupon rate	1.625%	1.625%	1.625%	1.625%
1.375% Notes Due May 2022 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 388	€ 316
Coupon rate	1.375%	1.375%	1.375%	1.375%
2.875% Notes Due May 2023 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 452	€ 369
Coupon rate	2.875%	2.875%	2.875%	2.875%
0.000% Notes Due April 2024 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 920	€ 750
Coupon rate	0.00%	0.00%	0.00%	0.00%
1.750% Notes Due September 2025 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 798	€ 650
Coupon rate	1.75%	1.75%	1.75%	1.75%
3.500% Notes Due November 2025 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 123	€ 100
Coupon rate	3.50%	3.50%	3.50%	3.50%
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A.
Debt Instrument [Line Items]
Coupon rate									1.875%
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 614	€ 500
Coupon rate	1.875%	1.875%	1.875%	1.875%
1.875% Notes Due January 2026 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Coupon rate					1.875%
1.750% Bonds Due March 2027 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 736	€ 600
Coupon rate	1.75%	1.75%	1.75%	1.75%
3.875% Notes | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 61	€ 50
Coupon rate	3.875%	3.875%	3.875%	3.875%
3.875% Notes | CNH Industrial Capital LLC | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 400
Coupon rate	3.875%	3.875%	3.875%	3.875%
1.625% Bonds Due July 2029 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 614	€ 500
Coupon rate	1.625%	1.625%	1.625%	1.625%
2.200% Bonds Due July 2039 | CNH Industrial Finance Europe S.A. | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 61	€ 50
Coupon rate	2.20%	2.20%	2.20%	2.20%
4.500% Notes Due August 2023 | C H N Industrial N V | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 600
Coupon rate	4.50%	4.50%	4.50%	4.50%
3.850% Notes Due November 2027 | C H N Industrial N V
Debt Instrument [Line Items]
Coupon rate											3.85%
3.850% Notes Due November 2027 | C H N Industrial N V | Industrial Activities | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	3.85%	3.85%	3.85%	3.85%
4.875% Notes Due April 2021 | CNH Industrial Capital LLC | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.875%	4.875%	4.875%	4.875%
36.000% Notes Due August 2021 | CNH Industrial Capital Argentina SA | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 8		$ 701			$ 8
Coupon rate	36.00%	36.00%	36.00%	36.00%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Coupon rate												4.375%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.375%	4.375%	4.375%	4.375%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Ltd.
Debt Instrument [Line Items]
Coupon rate								2.10%
2.100% Bonds Due December 2022 | CNH Industrial Capital Australia Pty. Ltd. | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 135			$ 175
Coupon rate	2.10%	2.10%	2.10%	2.10%
1.950% Notes Due July 2023 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Coupon rate							1.95%
1.950% Notes Due July 2023 | CNH Industrial Capital LLC | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 600
Coupon rate	1.95%	1.95%	1.95%	1.95%
0.000% Notes Due August 2023 | CNH Industrial Capital Argentina SA | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 31
Coupon rate	0.00%	0.00%	0.00%	0.00%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC
Debt Instrument [Line Items]
Coupon rate										4.20%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	4.20%	4.20%	4.20%	4.20%
1.875% Notes Due January 2026 | CNH Industrial Capital LLC | Financial Services | Bonds
Debt Instrument [Line Items]
Debt	$ 500
Coupon rate	1.875%	1.875%	1.875%	1.875%